AB Value Fund

Portfolio of Investments

August 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.7%
Health Care – 18.5%
Biotechnology – 1.7%
AbbVie, Inc.	40,453	$7,941,328

Health Care Equipment & Supplies – 2.0%
Medtronic PLC	99,855	8,845,156

Health Care Providers & Services – 9.6%
Encompass Health Corp.	86,148	8,016,071
Humana, Inc.	17,113	6,066,045
Labcorp Holdings, Inc.	52,914	12,164,400
UnitedHealth Group, Inc.	28,703	16,940,511

		43,187,027

Life Sciences Tools & Services – 2.7%
Thermo Fisher Scientific, Inc.	19,995	12,298,325

Pharmaceuticals – 2.5%
Bristol-Myers Squibb Co.	87,472	4,369,226
Merck & Co., Inc.	57,037	6,756,033

		11,125,259

		83,397,095

Financials – 18.0%
Banks – 7.2%
Bank of America Corp.	220,036	8,966,467
First Citizens BancShares, Inc./NC - Class A	2,100	4,264,470
M&T Bank Corp.	22,293	3,836,848
Wells Fargo & Co.	265,421	15,519,166

		32,586,951

Capital Markets – 4.5%
Charles Schwab Corp. (The)	168,582	10,974,688
Morgan Stanley	88,790	9,199,532

		20,174,220

Financial Services – 3.2%
Corebridge Financial, Inc.	236,434	6,988,989
Fiserv, Inc.(a)	43,246	7,550,752

		14,539,741

Insurance – 3.1%
Progressive Corp. (The)	45,925	11,582,285
Reinsurance Group of America, Inc.	10,653	2,351,756

		13,934,041

		81,234,953

Industrials – 12.3%
Air Freight & Logistics – 1.4%
CH Robinson Worldwide, Inc.	63,078	6,529,204

Building Products – 1.5%
Builders FirstSource, Inc.(a)	38,680	6,730,320

Company	Shares	U.S. $ Value

Construction & Engineering – 0.9%
MasTec, Inc.(a)	36,812	$4,164,542

Electrical Equipment – 2.6%
Eaton Corp. PLC	22,417	6,880,450
Sensata Technologies Holding PLC(b)	130,312	5,023,527

		11,903,977

Ground Transportation – 0.7%
ArcBest Corp.	28,551	3,034,971

Machinery – 3.9%
PACCAR, Inc.	63,463	6,103,872
Pentair PLC	82,461	7,313,466
Stanley Black & Decker, Inc.	40,470	4,142,509

		17,559,847

Professional Services – 1.3%
Robert Half, Inc.	90,165	5,650,640

		55,573,501

Information Technology – 9.3%
Semiconductors & Semiconductor Equipment – 3.5%
Lam Research Corp.	6,280	5,155,943
NXP Semiconductors NV	40,862	10,475,382

		15,631,325

Software – 4.2%
Gen Digital, Inc.	265,187	7,016,848
Oracle Corp.	83,552	11,805,062

		18,821,910

Technology Hardware, Storage & Peripherals – 1.6%
Western Digital Corp.(a)	113,604	7,451,287

		41,904,522

Energy – 7.8%
Energy Equipment & Services – 2.8%
Baker Hughes Co.	360,498	12,678,715

Oil, Gas & Consumable Fuels – 5.0%
Cameco Corp.	126,643	5,172,100
EOG Resources, Inc.	71,277	9,181,903
Exxon Mobil Corp.	67,284	7,935,475

		22,289,478

		34,968,193

Consumer Discretionary – 7.6%
Hotels, Restaurants & Leisure – 2.0%
McDonald’s Corp.	31,703	9,151,388

Household Durables – 0.8%
PulteGroup, Inc.	29,012	3,819,430

Specialty Retail – 4.2%
AutoZone, Inc.(a)	1,446	4,600,420
Bath & Body Works, Inc.	67,009	2,061,197

Company	Shares	U.S. $ Value

Lowe’s Cos., Inc.	49,148	$12,213,278

		18,874,895

Textiles, Apparel & Luxury Goods – 0.6%
Tapestry, Inc.	64,914	2,659,526

		34,505,239

Consumer Staples – 6.9%
Beverages – 1.4%
Coca-Cola Co. (The)	83,577	6,056,825

Consumer Staples Distribution & Retail – 4.0%
Walmart, Inc.	235,224	18,166,349

Household Products – 1.5%
Procter & Gamble Co. (The)	40,444	6,937,764

		31,160,938

Communication Services – 6.5%
Diversified Telecommunication Services – 2.3%
Charter Communications, Inc. - Class A(a) (b)	11,929	4,145,805
Comcast Corp. - Class A	160,946	6,368,633

		10,514,438

Entertainment – 2.5%
Walt Disney Co. (The)	123,882	11,196,455

Wireless Telecommunication Services – 1.7%
T-Mobile US, Inc.	37,920	7,535,462

		29,246,355

Materials – 4.5%
Chemicals – 4.5%
Corteva, Inc.	133,097	7,626,458
LyondellBasell Industries NV - Class A	128,438	12,676,831

		20,303,289

Utilities – 4.2%
Electric Utilities – 2.5%
American Electric Power Co., Inc.	111,093	11,140,406

Multi-Utilities – 1.7%
Ameren Corp.	92,713	7,649,750

		18,790,156

Real Estate – 4.1%
Health Care REITs – 0.9%
Alexandria Real Estate Equities, Inc.	34,929	4,176,461

Hotel & Resort REITs – 0.8%
Ryman Hospitality Properties, Inc.	35,491	3,689,644

Industrial REITs – 1.3%
Rexford Industrial Realty, Inc.	111,163	5,660,420

Specialized REITs – 1.1%
Equinix, Inc.	5,692	4,749,177

		18,275,702

Total Common Stocks (cost $346,171,973)		449,359,943

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.16%(c) (d) (e) (cost $859,871)	859,871	$859,871

Total Investments – 99.9% (cost $347,031,844)(f)		450,219,814
Other assets less liabilities – 0.1%		614,312

Net Assets – 100.0%		$450,834,126

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of August 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $106,856,096 and gross unrealized depreciation of investments was $(3,668,126), resulting in net unrealized appreciation of $103,187,970.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

REIT – Real Estate Investment Trust

AB Value Fund

August 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$449,359,943	$—	$—	$449,359,943
Short-Term Investments	859,871	—	—	859,871

Total Investments in Securities	450,219,814	—	—	450,219,814
Other Financial Instruments(b)	—	—	—	—

Total	$450,219,814	$—	$—	$450,219,814

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2024 is as follows:

Fund	Market Value 11/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$0	$142,457	$141,597	$860	$70
Government Money Market Portfolio*	5,071	11,711	16,782	0	27
Total	$5,071	$154,168	$158,379	$860	$97

*	Investments of cash collateral for securities lending transactions.